                        Supplement dated Sept. 9, 2005*
 to the Prospectuses and Statements of Additional Information dated April 29, 2005

                                                                                               Prospectus                 SAI
Product Name                                                                                     Form #                 Form #

American Express Retirement Advisor Advantage Plus(R) Variable Annuity/
   American Express Retirement Advisor Select Plus(R) Variable Annuity                       S-6273 F (4/05)        S-6325 C (4/05)

American Express Retirement Advisor Advantage Plus(R) Variable Annuity/
   American Express Retirement Advisor Select Plus(R) Variable Annuity                       S-6362 C (4/05)        S-6343 C (4/05)

American Express Retirement Advisor Variable Annuity(R)                                      S-6467 J (4/05)        S-6325 C (4/05)

American Express Retirement Advisor Variable Annuity(R)                                      S-6471 G (4/05)        S-6343 C (4/05)

American Express Retirement Advisor Variable Annuity(R) - Band 3                             S-6477 J (4/05)        S-6325 C (4/05)

American Express Retirement Advisor Advantage(R) Variable Annuity/
   American Express Retirement Advisor Select Variable Annuity(R)                            S-6406 H (4/05)        S-6325 C (4/05)

American Express Retirement Advisor Advantage(R) Variable Annuity/
   American Express Retirement Advisor Select Variable Annuity(R)                            S-6410 E (4/05)        S-6343 C (4/05)

American Express Retirement Advisor Advantage(R) Variable Annuity - Band 3                   S-6407 F (4/05)        S-6325 C (4/05)
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Effective on or before Sept. 12, 2005, the name of the AXP(R) Variable Portfolio
- Inflation Protected Securities Fund will change to AXP(R) Variable Portfolio -
Global Inflation Protected Securities Fund.

The information in the table "The Variable Account and the Funds" has been replaced with the following:

---------------------- ----------------------------------- ---------------------
Fund Name              Investment Objectives and Policies  Investment Adviser
---------------------- ----------------------------------- ---------------------
AXP Variable           Total return that exceeds the       American Express
Portfolio - Global     rate of inflation over the long     Financial
Inflation Protected    term. Non-diversified mutual fund   Corporation (AEFC)
Securities Fund        that, under normal market
                       conditions, invests at least 80%
                       of its net assets in
                       inflation-protected debt
                       securities. These securities
                       include inflation-indexed bonds
                       of varying maturities issued by
                       U.S. and foreign governments,
                       their agencies or
                       instrumentalities, and
                       corporations.
---------------------- ----------------------------------- ---------------------

S-6273-6 A (9/05)

* Valid until next prospectus update.